BASIC AND DILUTED NET INCOME (LOSS) PER SHARE (Narrative) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive securities excluded from computation of earnings per share, amount	2,734,308	2,823,985	495,975
Number of additional antidilutive securities excluded from computation of earnings per share amount	3,600,000
Convertible Senior Note [Member]
Conversion price	$ 157.53